Taxes - Schedule of Effective Tax Rate (Details)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Effective Tax Rate [Abstract]
China Income tax statutory rate	25.00%	25.00%
Effect of PRC tax holiday	(27.30%)	71.90%
Permanent difference	(0.40%)	30.30%
Research and development tax credit	43.40%	(347.10%)
Non-PRC entity not subject PRC income tax	(0.50%)	206.50%
Change in valuation allowance	(8.70%)	81.90%
Effective tax rate	31.50%	68.50%